Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2021
Summary of the main accounting policies:
Schedule of consolidated subsidiaries

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancún, S. A. de C. V.	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (*)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (*)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (*)	100%	Cargo services
Cargo RF, S. A. de C. V. (*)	100%	Cargo services

(*)      These subsidiaries sub-consolidate at the Cancún Airport.

Schedule of condensed financial information of Aerostar

As of December 31, 2019, 2020 and 2021, the condensed financial information of Aerostar, where there is a significant non-controlling interest, is presented as follows:

	December, 31
	2019		2020		2021
Condensed statement of financial position
Cash and cash equivalents	Ps.	698,466	Ps.	804,634	Ps.	2,295,087
Restricted cash and cash equivalents		165,622		5,055		123,081
Other current assets		133,992		566,031		183,284
Total current assets		998,080		1,375,720		2,601,452
Financial liabilities:
Current liabilities		(672,943)		(606,433)		(804,548)
Working capital		325,137		769,287		1,796,904
Land, furniture and equipment		160,186		151,971		126,494
Intangible assets, airport concessions - Net		12,956,965		13,535,370		13,656,912
Other long term assets		16,759		32,578		64,442
Long term debt		(6,799,941)		(7,171,278)		(6,952,068)
Accounts payable to the Company		(372,798)		(104,065)
Other long term liabilities		(19,783)		(19,864)		(19,378)
Deferred income tax - Net		(371,984)		(448,829)		(518,578)
Shareholders’ equity	Ps.	5,894,541	Ps.	6,745,170	Ps.	8,154,728

	Year ended December, 31
	2019		2020		2021
Condensed statements of comprehensive income
Revenue	Ps.	3,306,149	Ps.	2,902,238	Ps.	3,652,835
Operating cost and expenses		(2,270,055)		(1,956,081)		(1,939,555)
Other income		204,074		158,906
Comprehensive financial cost - Net		(485,037)		(495,443)		(453,326)
Deferred income tax		(55,781)		(60,684)		(57,529)
Net income for the year		699,350		548,936		1,202,425
Foreign currency translation		(229,314)		(301,695)		(207,132)
Total comprehensive income	Ps.	470,036	Ps.	247,241	Ps.	995,293

Schedule or useful lives land, furniture and equipment

	December 31,
	2020	2021

Furniture equipment	10 to 20%	10 to 20%
Machinery	10 to 20%	10 to 20%
Computer equipment	20 to 33%	20 to 33%
Transportation equipment	20 to 25%	20 to 25%
Improvements to leased premises	10%	10%

Schedule of useful lives licenses and commercial direct operation

Licenses Mexico	27	years
ODC Mexico	27	years
Commercial Rights of Aerostar	31	years
Commercial Rights of Airplan	11	years